Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Equity [Abstract]
Unrealized gain (loss) on derivative instruments, tax expense (income)	$ 740	$ 308	$ 749
Unrealized pension income (loss), tax income (expense)	9,910	1,119	1,473
Unrealized income (loss) on available for sale securities, tax expense (income)		990	1,103
Cumulative effect from adoption of FSP 115-2 (codified in ASC 320-10, Investments - Debt and Equity Securities), tax expense			1,772
Realized loss on available for sale securities, expense	$ 250